Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pledged Assets [Line items]
Short-term secured borrowings	$ 369,300	$ 151,400
For foundry capacities		2,700
For customs duties	32	36
Long-term unsecured borrowings	40,500	46,500
Restricted cash and cash equivalents	434,903	221,946
Land
Pledged Assets [Line items]
Long-term unsecured borrowings	27,500	27,500
Building and improvements.
Pledged Assets [Line items]
Long-term unsecured borrowings	$ 38,071	$ 40,310